TRADE ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 6,170	$ 1,678	$ 494
Additions charged to income	(172)	4,492	1,184
Ending balance	$ 5,998	$ 6,170	$ 1,678